Accrued expenses and other current liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities
	September 30,	September 30,
	2023	2022

Payroll payable	$528,902	$291,616
Accrued expenses	473,837	232,581
Interest payable	157,801	-
Accrued expenses and other current liabilities	$1,169,540	$524,197